POST-EMPLOYMENT BENEFIT - Summary of Changes in Discount Rate (Detail) (Parenthetical)	Dec. 31, 2022
POST-EMPLOYMENT BENEFIT
Percentage increase in discount rate	0.50%
Percentage decrease in discount rate	(0.50%)